INCOME TAXES (Details 2) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2017	Nov. 30, 2018	Nov. 30, 2017	Aug. 31, 2018
Income Taxes Details 1Abstract
Tax at statutory rate	$ 4,717	$ 19,196	$ 7,968	$ 204,860
Increase in valuation allowance	(4,717)	(19,196)	(7,968)	(204,860)
Net deferred tax asset